Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has entered into operating leases for office space and vehicles. Future minimum payments under the various operating leases are as follows:

2019	$937
2020	754
2021	347
2022	199
2023	185
Thereafter	170

Total minimum payments required	$2,592